Trade and Other Payables (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current liabilities [Abstract]
Payroll	$ 2,703	$ 2,539
Other accruals	32	678
Total other current liabilities	$ 2,735	$ 3,217